Annual Operating Expenses {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund K PRO-08 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Class K
Sep. 29, 2022
Operating Expenses:
Management fee	0.57%
Other expenses	0.08%
Total annual operating expenses	0.65%